ALLIANCE
                             ----------------------
                                     PREMIER
                             ----------------------
                                   GROWTH FUND
                             ----------------------

                                                               Annual Report
                                                               November 30, 1998

                                                       Alliance Capital[LOGO](R)

LETTER TO SHAREHOLDERS                              Alliance Premier Growth Fund
================================================================================

January 27, 1999

Dear Shareholder:

We are pleased to provide you with Alliance Premier Growth Fund's investment results and market activity for the period ended November 30, 1998.

INVESTMENT RESULTS

As you can see from the table below, the Fund performed extremely well both absolutely and relative to its appropriate benchmarks during the last six months and for the full year ending November 30, 1998. The key reason for the Fund's performance was that our stock selection was excellent in the context of a very good market generally for large cap growth issues. Companies such as Dell Computer Corp., Nokia Corp., Home Depot, Inc., Cisco Systems, Inc., Wal-Mart Stores, Inc., Tyco International, Ltd. and AirTouch Communications, Inc. all had gains at double market returns or better and helped to boost your Fund's returns.

--------------------------------------------------------------------------------

INVESTMENT RESULTS*

Periods Ended November 30, 1998

                               Total Returns

                          6 Months      12 Months
                        ------------  -------------
Alliance Premier
  Growth Fund
  Class A                    9.13%        33.94%
  Class B                    8.76%        33.04%
  Class C                    8.70%        32.99%

S&P 500 Stock
  Index                      7.48%        23.68%

Russell 1000 Growth
  Stock Index               12.17%        28.66%

* Total returns for the Fund are based on the net asset value of each class of shares as of November 30, 1998. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund and its comparative benchmarks include the reinvestment of any distributions paid during the period. Total return for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Russell 1000 Growth Stock Index represents the performance of 1000 of the largest U.S. companies by market capitalization. An investor cannot invest directly in the indices.

      Additional investment results appear on page 3.

--------------------------------------------------------------------------------

ECONOMIC REVIEW

Over the last 12 months, the stock market has shown remarkable resiliency in the face of a material slowdown in Asia and turmoil in the financial markets as a result of adverse developments in Russia. Quality spreads in the bond markets around the world have been adversely affected by the problems of Long Term Capital Management (LTCM). LTCM is a highly leveraged hedge fund in which many banks and investors became overly extended both as participants and through employing similar arbitrage strategies themselves. It can be debated as to whether or not the Federal Reserve should have helped bring about a rescue effort for this hedge fund. However, the fact is that stability has returned to the financial arena as a result of the Federal Reserve's quick response.

Accordingly, we can focus on the strong fundamentals of the underlying economy. Economic growth is at a moderate pace and inflation is very low. The U.S.'s leadership in the technology sector is permeating so many daily business and consumer modes that profitability in this sector is high. The service sector also continues to make gains. The importance of services to the U.S. economy is one of the reasons the Asian crisis has not made a more serious dent in slowing the U.S. economy. Certainly manufacturers in the export segment have been hurt, but the number of companies affected has not been pervasive throughout the economy.

As we look out into 1999, it would seem that Europe will show steady growth. It is also hoped that Asia will not deteriorate further and may even exhibit the first signs of recovery. We are, therefore, quite optimistic that 1999 will not see the type of shock that affected the market in 1998. This should not be read, however, to suggest stock market gains will be anything other than moderate. Price to earnings (P/E) multiples are now in fairly high terri-

                                                    Alliance Premier Growth Fund
================================================================================

tory, which we consider to be justified, but the room for further enhancement would seem to be limited. Accordingly, earnings growth must now carry the market forward. In this sense, it is imperative that we find companies where we have confidence in such earnings growth because the market is clearly unwilling to reward the "have-nots," companies that do not possess such strong earnings potential.

FUND STRATEGY

Alliance Premier Growth Fund seeks long-term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. Our mandate accordingly is very clear in terms of looking for companies with strong market positions, excellent managements and the ability to grow revenues while also paying attention to cost controls. We expect that over the foreseeable future, these companies will be largely found in technology, health care and consumer services and these will constitute areas of prime emphasis for the Fund. However, we will always strive to be very price conscious in our selections in order to maximize any potential gains.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you as we enter the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                   Alliance Premier Growth Fund
================================================================================

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

INVESTMENT RESULTS
================================================================================

NAV and SEC Total Returns as of November 30, 1998

           ----------------------------
                  CLASS A SHARES
           ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   33.94%          28.23%
Five Years                 25.27%          24.19%
Since Inception*           23.27%          22.42%

           ----------------------------
                  CLASS B SHARES
           ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   33.04%          29.04%
Five Years                 24.47%          24.47%
Since Inception*           22.52%          22.52%

           ----------------------------
                  CLASS C SHARES
           ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   32.99%          31.99%
Five Years                 24.49%          24.49%
Since Inception*           24.10%          24.10%

SEC Total Returns as of the most recent quarter-end (September 30, 1998)

                     Class A     Class B    Class C
                    --------   ---------   ---------
One Year              6.21%       6.20%      9.18%
Five Years           20.23%      20.53%     20.54%
Since Inception*     19.98%      20.12%     21.51%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1-year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*     Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.

                                                    Alliance Premier Growth Fund
================================================================================

ALLIANCE PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
9/30/92* TO 11/30/98

                               [GRAPHIC OMITTED]

   [The following information was depicted as a chart in the printed material]

                              Premier Growth Fund
                                    Class A:
                                    $34,831

                              S&P 500 Stock Index:
                                    $32,107

                                  Russell 1000
                                 Growth Index:
                                    $31,687

      This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (from 9/30/92 to 11/30/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      The unmanaged Russell 1000 Growth Index measures the performance of 1000 of the largest U.S. companies by market capitalization. These large-cap stocks have a greater-than-average growth orientation.

      When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

--------------------------------------------------------------------------------
*     Month-end nearest to Fund's Class A share inception date of 9/28/92.

TEN LARGEST HOLDINGS
November 30, 1998                                   Alliance Premier Growth Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     VALUE          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                      $   299,448,800              5.6%
--------------------------------------------------------------------------------
Dell Computer Corp.                        288,153,950              5.4
--------------------------------------------------------------------------------
Cisco Systems, Inc.                        273,861,872              5.1
--------------------------------------------------------------------------------
Home Depot, Inc.                           263,197,400              4.9
--------------------------------------------------------------------------------
AirTouch Communications, Inc.              255,736,781              4.8
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                      234,462,875              4.4
--------------------------------------------------------------------------------
Pfizer, Inc.                               228,663,812              4.3
--------------------------------------------------------------------------------
Tyco International, Ltd.                   180,793,519              3.4
--------------------------------------------------------------------------------
EMC Corp.                                  177,081,250              3.3
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.           164,069,950              3.0
--------------------------------------------------------------------------------
                                       $ 2,365,470,209             44.2%
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended November 30, 1998
================================================================================

--------------------------------------------------------------------------------
                                                         SHARES*
--------------------------------------------------------------------------------
PURCHASES                                      BOUGHT          HOLDINGS 11/30/98
--------------------------------------------------------------------------------
AirTouch Communications, Inc.                1,672,500             4,471,900
--------------------------------------------------------------------------------
EMC Corp.                                    1,748,500             2,442,500
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.             1,919,800             2,711,900
--------------------------------------------------------------------------------
HBO & Co.                                    3,524,300             3,524,300
--------------------------------------------------------------------------------
Home Depot, Inc.                             3,748,900             5,290,400
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                    1,264,600             1,391,600
--------------------------------------------------------------------------------
MCI WorldCom, Inc.                           1,838,300             1,838,300
--------------------------------------------------------------------------------
Pfizer, Inc.                                 1,364,600             2,048,500
--------------------------------------------------------------------------------
Schering-Plough Corp.                        1,072,300             1,370,000
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        2,352,700             3,113,200
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SALES                                           SOLD           HOLDINGS 11/30/98
--------------------------------------------------------------------------------
Banc One Corp.                                 697,510                    -0-
--------------------------------------------------------------------------------
Compaq Computer Corp.                        1,173,400                    -0-
--------------------------------------------------------------------------------
Ericsson (L.M.) Telephone Co. Cl.B (ADR)     1,821,980                    -0-
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                621,000                    -0-
--------------------------------------------------------------------------------
Merck & Co., Inc.                              385,400               132,100
--------------------------------------------------------------------------------
MGIC Investment Corp.                          520,500                    -0-
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                     2,619,200             1,995,100
--------------------------------------------------------------------------------
Schlumberger, Ltd.                             624,600                    -0-
--------------------------------------------------------------------------------
United Healthcare Corp.                      1,129,200                    -0-
--------------------------------------------------------------------------------
Walt Disney Co.                                872,300                    -0-
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     Adjusted for stock splits and other corporate actions.

PORTFOLIO OF INVESTMENTS
November 30, 1998                                   Alliance Premier Growth Fund
================================================================================

Company                                          Shares                  Value
--------------------------------------------------------------------------------
COMMON STOCKS-94.2%
TECHNOLOGY-29.6%
COMMUNICATION EQUIPMENT-11.1%
EMC Corp. (a) .............................   2,442,500         $  177,081,250
Lucent Technologies, Inc. .................   1,391,600            119,764,575
Nokia Corp. (ADR) (b) .....................   3,055,600            299,448,800
                                                                --------------
                                                                   596,294,625
                                                                --------------
COMPUTER HARDWARE-6.4%
Dell Computer Corp. (a) ...................   4,738,400            288,153,950
International Business Machines Corp. .....     318,200             52,503,000
                                                                --------------
                                                                   340,656,950
                                                                --------------
COMPUTER SOFTWARE-3.7%
HBO & Co. .................................   3,524,300             87,887,231
Microsoft Corp. (a) .......................     896,700            109,397,400
                                                                --------------
                                                                   197,284,631
                                                                --------------
NETWORKING SOFTWARE-5.1%
Cisco Systems,  Inc. (a) ..................   3,633,325            273,861,872
                                                                --------------
SEMI-CONDUCTOR COMPONENTS-2.7%
Intel Corp. ...............................   1,339,900            144,206,738
                                                                --------------
MISCELLANEOUS-0.6%
AMP, Inc. .................................     648,400             31,366,350
                                                                --------------
                                                                 1,583,671,166
                                                                --------------
CONSUMER SERVICES-25.8%
AIRLINES-6.0%
Continental Airlines,
   Inc. (a) ...............................   1,563,000             55,193,437
Delta Airlines, Inc. ......................   1,602,600             86,039,587
KLM Royal Dutch Air .......................   1,376,482             38,885,617
Northwest Airlines Corp. Cl.A (a) .........   2,157,400             54,069,838
UAL Corp. (a) .............................   1,323,100             84,264,931
                                                                --------------
                                                                   318,453,410
                                                                --------------
BROADCASTING & CABLE-6.3%
AirTouch Communications, Inc. (a) .........   4,471,900            255,736,781
Tele-Communications, Inc. - Liberty
   Media Group C1.A (a) ...................   2,062,412             83,140,984
                                                                --------------
                                                                   338,877,765
                                                                --------------
RETAIL-GENERAL MERCHANDISE-13.5%
Dayton Hudson Corp. .......................   2,174,700             97,861,500
Home Depot, Inc. ..........................   5,290,400            263,197,400
Kohl's Corp. (a) ..........................   1,561,700             76,816,119
May Department Stores Co. .................     800,800             48,298,250
Wal-Mart Stores, Inc. .....................   3,113,200            234,462,875
                                                                --------------
                                                                   720,636,144
                                                                --------------
                                                                 1,377,967,319
                                                                --------------
FINANCE-15.0%
BANKING-REGIONAL-3.7%
BankAmerica Corp. .........................   1,108,234             72,243,004
Fifth Third Bancorp .......................     730,700             48,500,213
U.S. Bancorp ..............................   2,015,800             74,206,637
                                                                --------------
                                                                   194,949,854
                                                                --------------
BROKERAGE & MONEY MANAGEMENT-0.8%
Morgan Stanley, Dean Witter and Co. .......     651,535             45,444,566
                                                                --------------
INSURANCE-1.4%
American International Group, Inc. ........     467,637             43,957,878
Progressive Corp. .........................     220,000             32,642,500
                                                                --------------
                                                                    76,600,378
                                                                --------------
MORTGAGE BANKING-4.1%
Federal Home Loan Mortgage
   Corp. ..................................   2,711,900            164,069,950
Washington Mutual, Inc. ...................   1,428,852             55,368,015
                                                                --------------
                                                                   219,437,965
                                                                --------------

                                                    Alliance Premier Growth Fund
================================================================================

Company                                          Shares                  Value
--------------------------------------------------------------------------------
MISCELLANEOUS-5.0%
Associates First Capital Corp. Cl.A .......   1,335,750         $  104,021,531
MBNA Corp. ................................   7,174,475            162,770,902
                                                                --------------
                                                                   266,792,433
                                                                --------------
                                                                   803,225,196
                                                                --------------
HEALTH CARE-11.3%
DRUGS-10.1%
Bristol-Myers Squibb Co. ..................     658,800             80,744,175
Merck & Co., Inc. .........................     132,100             20,458,988
Pfizer, Inc. ..............................   2,048,500            228,663,812
Schering-Plough Corp. .....................   1,370,000            145,733,750
Warner-Lambert Co. ........................     885,500             66,855,250
                                                                --------------
                                                                   542,455,975
                                                                --------------
MEDICAL SERVICES-1.2%
IMS Health, Inc. ..........................     956,900             63,514,237
                                                                --------------
                                                                   605,970,212
                                                                --------------
CONSUMER STAPLES-4.4%
HOUSEHOLD PRODUCTS-0.9%
Colgate-Palmolive Co. .....................     579,000             49,576,875
                                                                --------------
RETAIL-FOOD & DRUG-1.4%
Kroger Co. (a) ............................     832,200             44,158,613
Rite Aid Corp. ............................     669,800             31,061,975
                                                                --------------
                                                                    75,220,588
                                                                --------------
TOBACCO-2.1%
Philip Morris Cos., Inc. ..................   1,995,100            111,600,906
                                                                --------------
                                                                   236,398,369
                                                                --------------
                                              Shares or
                                              Principal
                                                Amount
Company                                         (000)                    Value
--------------------------------------------------------------------------------
MULTI INDUSTRY COMPANIES-3.4%
Tyco International, Ltd. ..................   2,747,100            180,793,519
                                                                --------------
CAPITAL GOODS-2.7%
ELECTRICAL EQUIPMENT-1.2%
General Electric Co. ......................     695,900             62,978,950
                                                                --------------
MISCELLANEOUS-1.5%
United Technologies Corp. .................     757,500             81,194,531
                                                                --------------
                                                                   144,173,481
                                                                --------------
UTILITIES-2.0%
TELEPHONE UTILITY-2.0%
MCI WorldCom, Inc. (a) ....................   1,838,300            108,459,700
                                                                --------------
Total Common Stocks
   (cost $4,090,912,527)...................                      5,040,658,962
                                                                --------------
SHORT-TERM INVESTMENT-5.4%
COMMERCIAL PAPER-5.4%
General Electric Capital Corp.5.40%,
   12/01/98 (amortized cost $289,564,000)..  $  289,564            289,564,000
                                                                --------------
TOTAL INVESTMENTS-99.6%
   (cost $4,380,476,527)...................                      5,330,222,962
Other assets less liabilities-0.4%.........                         21,181,548
                                                                --------------
NET ASSETS-100%............................                     $5,351,404,510
                                                                ==============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b)   Country of origin--Finland.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998                                   Alliance Premier Growth Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $4,380,476,527)................................    $5,330,222,962
   Cash ....................................................................................            94,106
   Receivable for capital stock sold........................................................        74,586,062
   Dividends receivable.....................................................................         2,151,872
                                                                                                --------------
   Total assets.............................................................................     5,407,055,002
                                                                                                --------------
LIABILITIES
   Payable for capital stock redeemed.......................................................        27,888,052
   Payable for investment securities purchased..............................................        18,114,488
   Advisory fee payable.....................................................................         4,139,480
   Distribution fee payable.................................................................         3,183,568
   Accrued expenses and other liabilities...................................................         2,324,904
                                                                                                --------------
   Total liabilities........................................................................        55,650,492
                                                                                                --------------
NET ASSETS..................................................................................    $5,351,404,510
                                                                                                ==============
COMPOSITION OF NET ASSETS
   Capital stock, at par....................................................................    $      200,411
   Additional paid-in capital...............................................................     4,281,624,356
   Accumulated net realized gain on investments.............................................       119,833,308
   Net unrealized appreciation of investments...............................................       949,746,435
                                                                                                --------------
                                                                                                $5,351,404,510
                                                                                                ==============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($1,418,262,477 / 51,580,987 shares of capital stock issued and outstanding)...........            $27.50
   Sales charge--4.25% of public offering price.............................................              1.22
                                                                                                        ------
   Maximum offering price...................................................................            $28.72
                                                                                                        ======
   Class B Shares
   Net asset value and offering price per share
     ($2,799,288,286 / 106,325,684 shares of capital stock issued and outstanding)..........            $26.33
                                                                                                        ======
   Class C Shares
   Net asset value and offering price per share
     ($862,192,840 / 32,702,226 shares of capital stock issued and outstanding).............            $26.36
                                                                                                        ======
   Advisor Class Shares
   Net asset value, redemption and offering price per share
     ($271,660,907 / 9,802,082 shares of capital stock issued and outstanding)..............            $27.71
                                                                                                        ======

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 1998                        Alliance Premier Growth Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $476,381)......   $   23,550,218
   Interest...................................................        7,277,490     $   30,827,708
                                                                 --------------
EXPENSES
   Advisory fee...............................................       31,072,604
   Distribution fee-Class A...................................        2,748,221
   Distribution fee-Class B...................................       16,732,831
   Distribution fee-Class C...................................        4,463,372
   Transfer agency............................................        5,857,901
   Registration...............................................        1,272,229
   Printing...................................................          547,500
   Custodian..................................................          309,753
   Taxes......................................................          249,216
   Administrative.............................................          123,000
   Audit and legal............................................          101,948
   Directors' fees............................................           29,000
   Miscellaneous..............................................           98,962
                                                                 --------------
   Total expenses.............................................       63,606,537
   Less: expense offset arrangement (see Note B)..............         (324,838)
                                                                 --------------
   Net expenses...............................................                          63,281,699
                                                                                    --------------
   Net investment loss........................................                         (32,453,991)
                                                                                    --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions...............                         130,077,346
   Net change in unrealized appreciation of investments.......                         675,313,803
                                                                                    --------------
   Net gain on investments....................................                         805,391,149
                                                                                    --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS....................                      $  772,937,158
                                                                                    ==============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Premier Growth Fund
================================================================================

                                                                 Year Ended         Year Ended
                                                                November, 30       November 30,
                                                                    1998               1997
                                                               --------------     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss......................................   $  (32,453,991)    $   (9,767,429)
   Net realized gain on investment transactions.............      130,077,346        103,667,327
   Net change in unrealized appreciation of investments.....      675,313,803        130,879,567
                                                               --------------     --------------
   Net increase in net assets from operations...............      772,937,158        224,779,465
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments
     Class A................................................      (25,682,703)       (10,426,403)
     Class B................................................      (60,400,293)       (25,045,493)
     Class C................................................      (12,552,691)        (3,698,398)
     Advisor Class..........................................       (3,662,777)          (115,497)
CAPITAL STOCK TRANSACTIONS
   Net increase.............................................    3,217,836,041        638,313,131
                                                               --------------     --------------
   Total increase...........................................    3,888,474,735        823,806,805
NET ASSETS
   Beginning of year........................................    1,462,929,775        639,122,970
                                                               --------------     --------------
   End of year..............................................   $5,351,404,510     $1,462,929,775
                                                               ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 1998                                   Alliance Premier Growth Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments, and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Premier Growth Fund
================================================================================

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net investment loss, resulted in a net increase in accumulated net investment loss and a corresponding decrease in accumulated net realized gain on investments and additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Prior to November 1, 1998 the effective advisory fee was 1% of average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $123,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,741,444 for the year ended November 30, 1998.

In addition, for the year ended November 30, 1998, the Fund's expenses were reduced by $324,838 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $705,099 from the sale of Class A shares and $19,393, $2,270,709 and $244,886 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 1998.

Brokerage commissions paid on investment transactions for the year ended November 30, 1998, amounted to $6,503,665, of which $13,500 was paid to Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser and $27,000 was paid to Donaldson, Lufkin & Jenrette Securities Corp., directly.

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Premier Growth Fund
================================================================================

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $74,504,527 and $6,642,426 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $5,071,730,079 and $2,390,822,704, respectively, for the year ended November 30, 1998. There were purchases of $175,938,398 and sales of $63,604,879 of U.S. government and government agency obligations for the year ended November 30, 1998.

At November 30, 1998 the cost of investments for federal income tax purposes was $4,387,476,434. Gross unrealized appreciation of investments was $1,030,898,613 and gross unrealized depreciation of investments was $88,152,085 resulting in net unrealized appreciation of $942,746,528.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                     ---------------------------------     ---------------------------------
                                                  SHARES                                AMOUNT
                                     ---------------------------------     ---------------------------------
                                       Year Ended         Year Ended         Year Ended         Year Ended
                                      November 30,       November 30,       November 30,       November 30,
                                          1998               1997               1998               1997
                                     --------------     --------------     --------------     --------------
Class A
Shares sold.......................       56,476,036         10,222,249     $1,405,838,706     $  212,359,400
Shares issued in reinvestment of
   distributions..................        1,121,642            538,004         22,887,704          8,771,167
Shares converted from Class B.....        1,419,064          1,665,278         34,681,201         33,372,081
Shares redeemed...................      (24,392,132)        (5,085,060)      (606,086,880)      (100,132,948)
                                     --------------     --------------     --------------     --------------
Net increase......................       34,624,610          7,340,471     $  857,320,731     $  154,369,700
                                     ==============     ==============     ==============     ==============
Class B
Shares sold.......................       74,810,864         22,054,486     $1,807,421,381     $  438,050,160
Shares issued in reinvestment of
   distributions..................        2,894,527          1,184,755         56,870,690         18,778,873
Shares converted to Class A.......       (1,478,067)        (1,719,123)       (34,681,201)       (33,372,081)
Shares redeemed...................      (10,277,797)        (4,213,179)      (241,201,004)       (80,849,390)
                                     --------------     --------------     --------------     --------------
Net increase......................       65,949,527         17,306,939     $1,588,409,866     $  342,607,562
                                     ==============     ==============     ==============     ==============

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Premier Growth Fund
================================================================================

                                     ---------------------------------     ---------------------------------
                                                  SHARES                                AMOUNT
                                     ---------------------------------     ---------------------------------
                                       Year Ended         Year Ended         Year Ended         Year Ended
                                      November 30,       November 30,       November 30,       November 30,
                                          1998               1997               1998               1997
                                     --------------     --------------     --------------     --------------
Class C
Shares sold.......................       40,451,101          6,050,953     $  981,761,319     $  120,803,565
Shares issued in reinvestment of
   distributions..................          593,076            140,395         11,712,445          2,228,162
Shares redeemed...................      (16,699,091)        (1,266,415)      (402,173,143)       (24,575,722)
                                     --------------     --------------     --------------     --------------
Net increase......................       24,345,086          4,924,933     $  591,300,621     $   98,456,005
                                     ==============     ==============     ==============     ==============
Advisor Class
Shares sold.......................       11,134,237          2,430,024     $  275,248,745     $   45,316,504
Shares issued in reinvestment of
   distributions..................          170,458              7,030          3,504,261            114,668
Shares redeemed...................       (3,921,835)          (124,677)       (97,948,183)        (2,551,308)
                                     --------------     --------------     --------------     --------------
Net increase......................        7,382,860          2,312,377     $  180,804,823     $   42,879,864
                                     ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------
NOTE F: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 1998.

FINANCIAL HIGHLIGHTS                                Alliance Premier Growth Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                            --------------------------------------------------------------------
                                                                                             Class A
                                                            --------------------------------------------------------------------
                                                                                     Year Ended November 30,
                                                            --------------------------------------------------------------------
                                                               1998             1997           1996          1995        1994
                                                            ----------       ----------     ----------    ----------  ----------
Net asset value, beginning of year ......................       $22.00          $17.98         $16.09        $11.41      $11.78
                                                                ------          ------         ------        ------      ------
Income From Investment Operations
Net investment loss .....................................         (.15)(a)        (.10)(a)       (.04)(a)      (.03)       (.09)
Net realized and unrealized gain (loss) on investment
   transactions .........................................         7.11            5.20           3.20          5.38        (.28)
                                                                ------          ------         ------        ------      ------
Net increase (decrease) in net asset value from
   operations ...........................................         6.96            5.10           3.16          5.35        (.37)
                                                                ------          ------         ------        ------      ------
Less: Distributions
Distributions from net realized gains ...................        (1.46)          (1.08)         (1.27)         (.67)        -0-
                                                                ------          ------         ------        ------      ------
Net asset value, end of year ............................       $27.50          $22.00         $17.98        $16.09      $11.41
                                                                ======          ======         ======        ======      ======
Total Return
Total investment return based on net asset value (b) ....        33.94%          30.46%         21.52%        49.95%      (3.14)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)..................   $1,418,262        $373,099       $172,870       $72,366     $35,146
Ratio of expenses to average net assets .................         1.59%(c)        1.57%          1.65%         1.75%       1.96%
Ratio of net investment loss to average net assets ......         (.59)%          (.52)%         (.27)%        (.28)%      (.67)%
Portfolio turnover rate .................................           82%             76%            95%          114%         98%

--------------------------------------------------------------------------------
See footnote summary on page 18.

FINANCIAL HIGHLIGHTS (continued)                    Alliance Premier Growth Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                            --------------------------------------------------------------------
                                                                                             Class B
                                                            --------------------------------------------------------------------
                                                                                     Year Ended November 30,
                                                            --------------------------------------------------------------------
                                                               1998             1997           1996          1995        1994
                                                            ----------       ----------     ----------    ----------  ----------
Net asset value, beginning of year ......................       $21.26          $17.52         $15.81        $11.29      $11.72
                                                                ------          ------         ------        ------      ------
Income From Investment Operations
Net investment loss .....................................         (.30)(a)        (.23)(a)       (.14)(a)      (.11)       (.15)
Net realized and unrealized gain (loss) on investment
   transactions .........................................         6.83            5.05           3.12          5.30        (.28)
                                                                ------          ------         ------        ------      ------
Net increase (decrease) in net asset value from
   operations ...........................................         6.53            4.82           2.98          5.19        (.43)
                                                                ------          ------         ------        ------      ------
Less: Distributions
Distributions from net realized gains ...................        (1.46)          (1.08)         (1.27)         (.67)        -0-
                                                                ------          ------         ------        ------      ------
Net asset value, end of year ............................       $26.33          $21.26         $17.52        $15.81      $11.29
                                                                ======          ======         ======        ======      ======
Total Return
Total investment return based on net asset value (b) ....        33.04%          29.62%         20.70%        49.01%      (3.67)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .................   $2,799,288        $858,449       $404,137       $238,088    $139,988
Ratio of expenses to average net assets .................         2.28%(c)        2.25%          2.32%         2.43%       2.47%
Ratio of net investment loss to average net assets ......        (1.27)%         (1.20)%         (.94)%        (.95)%     (1.19)%
Portfolio turnover rate .................................           82%             76%            95%          114%         98%

--------------------------------------------------------------------------------
See footnote summary on page 18.

                                                    Alliance Premier Growth Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                            --------------------------------------------------------------------
                                                                                             Class C
                                                            --------------------------------------------------------------------
                                                                                     Year Ended November 30,
                                                            --------------------------------------------------------------------
                                                               1998             1997           1996          1995        1994
                                                            ----------       ----------     ----------    ----------  ----------
Net asset value, beginning of year ......................      $21.29          $17.54         $15.82        $11.30      $11.72
                                                               ------          ------         ------        ------      ------
Income from Investment Operations
Net investment loss .....................................        (.31)(a)        (.24)(a)       (.14)(a)      (.08)       (.09)
Net realized and unrealized gain (loss) on investment
   transactions .........................................        6.84            5.07           3.13          5.27        (.33)
                                                               ------          ------         ------        ------      ------
Net increase (decrease) in net asset value from
   operations ...........................................        6.53            4.83           2.99          5.19        (.42)
                                                               ------          ------         ------        ------      ------
Less: Distributions
Distributions from net realized gains ...................       (1.46)          (1.08)         (1.27)         (.67)        -0-
                                                               ------          ------         ------        ------      ------
Net asset value, end of year ............................      $26.36          $21.29         $17.54        $15.82      $11.30
                                                               ======          ======         ======        ======      ======
Total Return
Total investment return based on net asset value (b) ....       32.99%          29.64%         20.76%        48.96%      (3.58)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .................    $862,193        $177,923        $60,194       $20,679      $7,332
Ratio of expenses to average net assets .................        2.28%(c)        2.24%          2.32%         2.42%       2.47%
Ratio of net investment loss to average net assets ......       (1.30)%         (1.22)%         (.94)%        (.97)%     (1.16)%
Portfolio turnover rate .................................          82%             76%            95%          114%         98%

--------------------------------------------------------------------------------
See footnote summary on page 18.

FINANCIAL HIGHLIGHTS (continued)                    Alliance Premier Growth Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            ----------------------------------------
                                                                         ADVISOR CLASS
                                                            ----------------------------------------
                                                                                         October 2,
                                                                                           1996(d)
                                                            Year Ended    November 30,       to
                                                            -------------------------    November 30,
                                                               1998          1997           1996
                                                            ----------    -----------    -----------
Net asset value, beginning of period......................    $22.10        $17.99         $15.94
                                                              ------        ------         ------
Income from Investment Operations
Net investment loss (a)...................................      (.07)         (.06)          (.01)
Net realized and unrealized gain on investment
   transactions...........................................      7.14          5.25           2.06
                                                              ------         -----         ------
Net increase in net asset value from
   operations.............................................      7.07          5.19           2.05
                                                              ------         -----         ------
Less: Distributions
Distributions from net realized gains.....................     (1.46)        (1.08)           -0-
                                                              ------         -----         ------
Net asset value, end of period............................    $27.71        $22.10         $17.99
                                                              ======        ======         ======
Total Return
Total investment return based on net asset value (b)......     34.31%        30.98%         12.86%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).................  $271,661       $53,459         $1,922
Ratio of expenses to average net assets...................      1.26%(c)      1.25%          1.50%(e)
Ratio of net investment loss to average net assets........      (.28)%        (.28)%         (.48)%(e)
Portfolio turnover rate...................................        82%           76%            95%

--------------------------------------------------------------------------------
(a)   Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58%, 2.27%, 2.27% and 1.25% for Class A, B, C and Advisor Class shares, respectively.

(d)   Commencement of distribution.

(e)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                   Alliance Premier Growth Fund
================================================================================

To the Board of Directors and Shareholders of Alliance Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Premier Growth Fund, Inc. (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 8, 1999

TAX INFORMATION (UNAUDITED)
================================================================================

In order to meet certain requirements of the Internal Revenue Code we are advising you that $39,891,415 and $55,319,801 of the capital gain distributions paid by the Fund during the fiscal year November 30, 1998 are subject to the maximum tax rates of 28% and 20% respectively. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.

                                                    Alliance Premier Growth Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Alfred Harrison, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
     U.S. Government Portfolio
     Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
     California Portfolio
     Insured California Portfolio
     Insured National Portfolio
     National Portfolio
     New York Portfolio
Alliance Municipal Income Fund II
     Arizona Portfolio
     Florida Portfolio
     Massachusetts Portfolio
     Michigan Portfolio
     Minnesota Portfolio
     New Jersey Portfolio
     Ohio Portfolio
     Pennsylvania Portfolio
     Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services

ACM Institutional Reserves
     Government Portfolio
     Prime Portfolio
     Tax-Free Portfolio
     Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
     California Portfolio
     Connecticut Portfolio
     Florida Portfolio
     General Portfolio
     Massachusetts Portfolio
     New Jersey Portfolio
     New York Portfolio
     Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
     Prime Portfolio
     Government Portfolio
     General Municipal Portfolio

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital[LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

APGAR